UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [ ];                   Amendment Number: ___
   This Amendment (Check only one):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Basswood Capital Management, L.L.C.
Address:   645 Madison Avenue
           10th Floor
           New York, New York 10022

Form 13F File Number: 028-10569

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Matthew Lindenbaum
Title:     Managing Member
Phone:     (212) 521-9500

Signature, Place, and Date of Signing:


/s/ Matthew Lindenbaum    New York, New York     May 15, 2008
----------------------    ------------------     ------------
[Signature]               [City, State]          [Date]


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 6*

Form 13F Information Table Entry Total: 111

Form 13F Information Table Value Total: $ 847,888,168

List of Other Included Managers:

No. 1
   ---
Form 13F File Number 028-10565
Name:  Basswood Financial Partners, L.P.
       ---------------------------------

No. 2
   ---
Form 13F File Number 028-10566
Name:  Basswood Opportunity Fund, Inc.
       -------------------------------

No. 3
   ---
Form 13F File Number 028-10567
Name:  Basswood International Fund, Inc.
       ---------------------------------

No. 4
   ---
Form 13F File Number 028-10568
Name:  Basswood Opportunity Partners, L.P.
       -----------------------------------

No. 5
   ---
Form 13F File Number 028-10570
Name:  Basswood Partners, L.L.C.
       -------------------------

No. 6
   ---
Form 13F File Number 028-11843
Name:  Whitewood Financial Partners, L.P.
       ----------------------------------


* Messrs. Bennett Lindenbaum and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.

                                               FORM 13F INFORMATION TABLE


------------------------ -------- --------- -------------- ---------------------- ----------- ----------- ----------
Basswood Partners                                                                 Item 6:                Item 8:
Combination Report                                                              Investment               Voting
March 31, 2008                                                                  Discretion               Authority
                                                                                                          (shares)
------------------------ -------- --------- -------------- ---------------------- ----------- ----------- ----------
Item 1:                  Item 2:  Item 3:   Item 4:                 Item 5:       Shares      Item 7:
Name of Issuer           Title of CUSIP     Fair Mkt       Shares or     SHRS/PRN As Defined  Managers    Shared
                         Class    Number    Value USD      Principal Amt Put/Call in Instr. V See Inst. V
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------

------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Accenture Ltd (ACN)      Common   G1150G111    19,840,382       564,128     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Advanced Auto Parts,     Common   00751Y106    16,983,902       498,793     SH         x      1,2,3,4,5,6      x
Inc (AAP)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Affiliated Computer      Common   008190100    15,044,225       300,224     SH         x      1,2,3,4,5,6      x
Services, Inc. (ACS)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Airgas, Inc. (ARG)       Common   009363102       895,304        19,690     SH         x      1,5,6            x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
AMB Property Corp.(AMB)  Common   00163T109       811,511        14,912     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
American International   Common   026874107    12,749,754       294,792     SH         x      1,2,3,4,5,6      x
Group, Inc. (AIG)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Anixter International    Common   035290105    19,674,561       307,223     SH         x      1,2,3,4,5,6      x
Inc (AXE)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Aon Corporation (AOC)    Common   037389103     1,978,765        49,223     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Astoria Financial Corp.  Common   046265104    31,642,106     1,165,026     SH         x      1,5,6            x
(AF)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Automatic Data           Common   053015103     4,636,745       109,383     SH         x      1,2,3,4,5,6      x
Processing (ADP)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Autozone Inc. (AZO)      Common   053332102     3,689,686        32,414     SH         x      5,6              x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Avalonbay Communities    Common   053484101       786,155         8,145     SH         x      1,2,3,4,5,6      x
Inc. (AVB)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Bank of America Corp.    Common   060505104    44,594,563     1,176,327     SH         x      1,5,6            x
(BAC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Bank of New York (BK)    Common   064058100    11,468,076       274,817     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Beacon Roofing Supply    Common   073685109    19,922,610     1,992,261     SH         x      1,2,3,4,5,6      x
Inc. (BECN)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Bear Stearns (BSC)       Common   073902108       138,945        13,245     SH         x      1                x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Best Buy Co Inc (BBY)    Common   086516101     3,073,388        74,129     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Boston Properties Inc.   Common   101121101       759,301         8,247     SH         x      1,2,3,4,5,6      x
(BXP)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Brookfield Property      Common   112900105     3,119,009       161,523     SH         x      1,2,3,4,5,6      x
Corp. (BPO)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Burlington Northern      Common   12189T104     8,299,800        90,000     SH         x      4                x
Santa Fe (BNI)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Capital One Financial    Common   14040H105     8,106,583       164,701     SH         x      1,2,3,4,5,6      x
Corp. (COF)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Carter's Inc. (CRI)      Common   146229109       691,785        42,835     SH         x      2,3              x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Cemex S A (CX)           Common   151290889       571,155        21,867     SH         x      6                x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Citigroup Inc. (C)       Common   172967101     4,517,371       210,895     SH         x      1,5,6            x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
City National Corp.      Common   178566105     3,107,473        62,828     SH         x      1,5              x
(CYN)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Comerica, Inc. (CMA)     Common   200340107     3,508,561       100,016     SH         x      1,5,6            x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Countrywide Financial    Common   222372104     2,033,746       369,772     SH         x      5,6              x
Corporation (CFC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Dover Corporation (DOV)  Common   260003108    17,242,021       412,686     SH         x      5,6              x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Eagle Materials Inc.     Common   26969P108       450,561        12,674     SH         x      1,4,6            x
(EXP)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Emcor Group Inc. (EME)   Common   29084Q100    11,625,514       523,436     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Equifax Inc (EFX)        Common   294429105    10,998,499       318,982     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Equity Lifestyle         Common   29472R108       809,865        16,404     SH         x      1,2,3,4,5,6      x
Properties (ELS)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Ethan Allen Interiors    Common   297602104     1,609,451        56,611     SH         x      1,4,5,6          x
Inc. (ETH)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
FactSet Research         Common   303075105     3,757,163        69,745     SH         x      1,2,3,4,5,6      x
Systems Inc. (FDS)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Family Dollar Stores,    Common   307000109     4,580,375       234,891     SH         x      1,2,3,4,5,6      x
Inc. (FDO)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Federal Realty Invs      Common   313747206       824,867        10,582     SH         x      1,2,3,4,5,6      x
Trust (FRT)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Fidelity National        Common   31620R105    15,871,579       865,879     SH         x      1,5,6            x
Financial Inc. (FNF)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Fidelity National        Common   31620M106     7,769,298       203,705     SH         x      1,5,6            x
Information Svcs. (FIS)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Fifth Third Bancorp      Common   316773100     1,958,258        93,607     SH         x      1                x
(FITB)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
First American Corp.     Common   318522307    19,661,510       579,302     SH         x      1,4,5,6          x
(FAF)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Franklin Resources Inc.  Common   354613101     2,574,115        26,540     SH         x      1,2,3,4,5,6      x
(BEN)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Great Lakes Bancorp,     Common   390914109        10,963           904     SH         x      5                x
Inc. (GLK)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Harley-Davidson Inc      Common   412822108    10,194,300       271,848     SH         x      1,2,3,4,5,6      x
(HOG)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Highwoods Properties     Common   431284108       796,697        25,642     SH         x      1,2,3,4,5,6      x
Inc.(HIW)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Hilb, Rogal and Hobbs    Common   431294107     6,253,498       198,713     SH         x      1,2,3,4,5,6      x
(HRH)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Home Depot Inc. (HD)     Common   437076102       678,888        24,272     SH         x      6                x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Host Hotels & Resorts    Common   44107P104       714,506        44,881     SH         x      1,2,3,4,5,6      x
Inc (HST)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Ingersoll-Rand Company   Common   014131418    13,522,808       303,338     SH         x      1,2,3,4,5,6      x
Ltd. (IR)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
J.C. Penney Company,     Common   708160106     3,939,036       104,456     SH         x      1,2,3,4,5,6      x
Inc. (JCP)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Jos. A. Bank Clothiers,  Common   480838101     6,843,823       333,845     SH         x      1,2,3,4,5,6      x
Inc. (JOSB)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
JP Morgan Chase & Co.    Common   46625H100    33,196,127       772,901     SH         x      1,5,6            x
(JPM)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Kohls Corp. (KSS)        Common   500255104     6,388,852       148,959     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Lakeland Bancorp Inc.    Common   511637100     1,706,734       131,998     SH         x      5                x
(LBAI)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Lowe's Companies (LOW)   Common   548661107       893,742        38,960     SH         x      1,5,6            x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
M&T Bank Corporation     Common   55261F104       617,604         7,674     SH         x      1,6              x
(MTB)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Macerich Co (MAC)        Common   554382101       827,008        11,769     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Masco Corp. (MAS)        Common   574599106     1,824,816        92,023     SH         x      1,4,5,6          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
McGraw-Hill Companies    Common   580645109     2,076,073        56,186     SH         x      1,4,5,6          x
(MHP)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
MDC Holdings Inc (MDC)   Common   552676108    12,070,932       275,655     SH         x      1,6              x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Men's Warehouse (MW)     Common   587118100     7,135,978       306,660     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Mohawk Inds. Inc. (MHK)  Common   608190104       746,821        10,429     SH         x      1,4,5,6          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Moody's Corp. (MCO)      Common   615369105     3,675,854       105,537     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
MSC Industrial Direct    Common   553530106    19,182,514       454,024     SH         x      1,2,3,4,5,6      x
Co-A (MSM)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
National City Corp.      Common   635405103       116,694        11,728     SH         x      5                x
Co-A (MSM)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Nationwide Health Pptys  Common   638620104       856,339        25,373     SH         x      1,2,3,4,5,6      x
Inc (NHP)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
NCI Building Systems     Common   628852105    13,924,535       575,394     SH         x      1,2,3,4,5,6      x
Inc. (NCS)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
New York Com Bancorp Inc Common   649445103     2,859,137       156,923     SH         x      1,4,5,6          x
(NYB)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Office Depot Inc (ODP)   Common   676220106     2,099,611       190,010     SH         x      1,4,5,6          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Old Dominion Freight     Common   679580100    12,597,582       395,777     SH         x      1,4,5,6          x
Line (ODFL)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Omnicom Group Inc.       Common   681919106     6,859,033       155,252     SH         x      1,2,3,4,5,6      x
(OMC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Pacific Capital Bancorp  Common   69404P101     2,120,760        98,640     SH         x      1,6              x
(PCBC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Paychex Inc. (PAYX)      Common   704326107    14,716,897       429,565     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
PNC Financial Services   Common   693475105     2,181,907        33,276     SH         x      1,2,3,4,5,6      x
Group, Inc. (PNC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Polaris Industries Inc.  Common   731068102     1,026,398        25,028     SH         x      1,4,5,6          x
(PII)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Pool Corp (POOL)         Common   73278L105     5,094,387       269,687     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Prologis (PLD)           Common   743410102       826,041        14,034     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Provident Bankshares     Common   743859100       267,695        24,925     SH         x      1,4,5,6          x
Corp (PBKS)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Pulte Homes Inc. (PHM)   Common   745867101    16,435,607     1,129,595     SH         x      1,5              x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Regency Centers Corp     Common   758849103       874,066        13,497     SH         x      1,2,3,4,5,6      x
(REG)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Royal Caribbean Cruises  Common   V7780T103     6,308,904       191,760     SH         x      4,6              x
Ltd (RCL)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Ryder System Inc (R)     Common   783549108    10,217,653       167,750     SH         x      1,4,5,6          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Sovereign Bancorp (SOV)  Common   845905108    13,450,893     1,443,229     SH         x      1,5,6            x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Starbucks Corp. (SBUX)   Common   855244109     2,844,800       162,560     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Synovus Financial Corp.  Common   87161C105       384,169        34,735     SH         x      2,3              x
(SNV)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Sysco Corp (SYY)         Common   871829107    13,433,909       462,919     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Taubman Centers Inc      Common   876664103       808,332        15,515     SH         x      1,2,3,4,5,6      x
(TCO)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
TCF Financial Corp.      Common   872275102     1,002,230        55,928     SH         x      1                x
(TCB)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Tempur-Pedic Int'l Inc.  Common   88023U101       208,945        18,995     SH         x      1,5,6            x
(TPX)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Terex Corporation (TEX)  Common   880779103    13,477,063       215,633     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Thomas & Betts Corp      Common   884315102     7,497,166       206,136     SH         x      1,2,3,4,5,6      x
(TNB)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Thor Industries Inc      Common   885160101     9,749,854       327,506     SH         x      1,2,3,4,5,6      x
(THO)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Tiffany & Co. (TIF)      Common   886547108     1,297,542        31,012     SH         x      1,4,5,6          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Toll Brothers Inc. (TOL) Common   889478103    39,299,439     1,673,741     SH         x      1,4,5,6          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Toronto Dominion (TD)    Common   891160509    16,777,569       273,473     SH         x      1,5,6            x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Tyco International Ltd   Common   030683064    11,729,194       266,270     SH         x      1,2,3,4,5,6      x
(TYC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
United Dominion Realty   Common   902653104       814,039        33,199     SH         x      1,2,3,4,5,6      x
Trust (UDR)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
US Bancorp (USB)         Common   902973304    38,783,863     1,198,512     SH         x      1,5,6            x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Valspar Corp (VAL)       Common   920355104       433,444        21,847     SH         x      1,4,5,6          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Ventas Inc (VTR)         Common   92276F100       781,075        17,392     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Vornado Realty Trust     Common   929042109     4,146,442        48,097     SH         x      1                x
(VNO)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Wachovia Corp. (WB)      Common   929903102     3,088,233       114,379     SH         x      1,4,5,6          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Wal Mart Stores Inc.     Common   931142103     1,622,439        30,798     SH         x      6                x
(WMT)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Walgreen Co. (WAG)       Common   931422109    17,297,545       454,123     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Washington Mutual (WM)   Common   939322103     7,663,252       744,005     SH         x      1,4,5,6          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Watsco Inc (WSO)         Common   942622200     7,678,730       185,387     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Wells Fargo & CO (WFC)   Common   949746101    28,040,644       963,596     SH         x      1,5              x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Wesco International      Common   95082P105    13,064,880       358,040     SH         x      1,2,3,4,5,6      x
Inc. (WCC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Westamerica Bancorp.     Common   957090103     3,179,723        60,451     SH         x      1                x
(WABC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Whole Foods Market Inc   Common   966837106       856,989        25,993     SH         x      1,4,5,6          x
(WFMI)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Willis Group Holdings    Common   G96655108    12,045,723       358,397     SH         x      1,2,3,4,5,6      x
Ltd (WSH)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Winnebago Inds Inc.      Common   974637100     1,370,691        81,106     SH         x      1,6              x
(WGO)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Total                                       $ 847,888,168    29,064,322
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------